UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.0%

COMMON STOCKS

Aerospace & Defense 1.7%
520,200	ITT Corp.	$26,904,744

Air Freight & Logistics 1.0%
142,500	C.H. Robinson Worldwide, Inc.	7,942,950
233,800	Expeditors International of Washington, Inc.	7,465,234

		15,408,184

Biotechnology 0.8%
331,000	Vertex Pharmaceuticals, Inc.(a)(b)	12,849,420

Capital Markets 2.9%
863,650	Eaton Vance Corp.	26,030,411
958,712	TD Ameritrade Holding Corp.(a)(b)	18,829,104

		44,859,515

Chemicals 2.3%
611,100	Ecolab, Inc.	27,444,501
140,900	FMC Corp.(a)	7,888,991

		35,333,492

Commercial Services & Supplies 1.5%
959,805	Iron Mountain, Inc.(a)(b)	23,035,320

Communications Equipment 0.4%
244,600	Juniper Networks, Inc.(b)	6,391,398

Computers & Peripherals 1.8%
890,500	NetApp, Inc.(b)	27,445,210

Diversified Consumer Services 1.1%
301,128	Apollo Group, Inc. (Class A Stock)(a)(b)	17,185,375

Electrical Equipment 2.7%
576,650	AMETEK, Inc.	21,082,324
393,700	Roper Industries, Inc.(a)	20,488,148

		41,570,472

Electronic Equipment & Instruments 2.4%
423,700	Amphenol Corp. (Class A Stock)	17,456,440
467,100	Anixter International, Inc.(a)(b)	20,188,062

		37,644,502

Energy Equipment & Services 1.9%
569,900	Cameron International Corp.(b)	21,542,220
149,800	FMC Technologies, Inc.(b)	8,159,606

		29,701,826

Food Products 3.2%
199,800	Bunge Ltd.(a)	12,367,620
821,300	ConAgra Foods, Inc.	18,224,647
333,400	Ralcorp Holdings, Inc.(b)	19,310,528

		49,902,795

Healthcare Equipment & Supplies 2.8%
344,900	Beckman Coulter, Inc.	22,404,704
251,000	C.R. Bard, Inc.	20,634,710

		43,039,414

Healthcare Providers & Services 9.3%
495,000	Community Health Systems, Inc.(a)(b)	15,102,450
531,100	DaVita, Inc.(b)	31,462,364
336,600	Express Scripts, Inc.(b)	28,880,280
296,400	Henry Schein, Inc.(a)(b)	14,719,224
171,300	Laboratory Corp. of America Holdings(a)(b)	12,498,048
643,100	Patterson Cos., Inc.(a)(b)	16,534,101
419,200	Quest Diagnostics, Inc.	24,288,448

		143,484,915

Hotels, Restaurants & Leisure 4.0%
489,300	Darden Restaurants, Inc.(a)	15,378,699
711,500	Tim Hortons, Inc.	21,031,940
692,400	Yum! Brands, Inc.	24,420,948

		60,831,587

Household Products 1.7%
430,400	Church & Dwight Co., Inc.(a)	25,410,816

Insurance 1.0%
598,200	W.R. Berkley Corp.(a)	14,781,522

Internet Software & Services 3.0%
694,800	Akamai Technologies, Inc.(a)(b)	16,675,200
1,343,400	VeriSign, Inc.(a)(b)	30,145,896

		46,821,096

IT Services 3.3%
267,175	Alliance Data Systems Corp.(a)(b)	16,295,003
813,800	Amdocs Ltd.(b)	21,508,734
305,300	Cognizant Technology Solutions Corp. (Class A Stock)(b)	13,411,829

		51,215,566

Life Sciences Tools & Services 2.1%
693,200	Thermo Fisher Scientific, Inc.(a)(b)	32,739,836

Machinery 2.4%
291,100	Danaher Corp.(a)	20,644,812
535,160	IDEX Corp.	15,856,791

		36,501,603

Media 1.1%
1,263,499	Regal Entertainment Group (Class A Stock)(a)	17,309,936

Metals & Mining 2.2%
285,700	Cliffs Natural Resources, Inc.	12,587,942
495,800	Goldcorp, Inc.(a)	20,823,600

		33,411,542

Oil, Gas & Consumable Fuels 5.6%
282,700	Newfield Exploration Co.(a)(b)	11,952,556
228,100	Range Resources Corp.(a)	10,750,353
924,900	Southwestern Energy Co.(b)	40,658,604
154,200	Ultra Petroleum Corp.(b)	7,245,858
384,500	XTO Energy, Inc.	16,318,180

		86,925,551

Personal Products 1.6%
704,000	Avon Products, Inc.	24,112,000

Pharmaceuticals 1.0%
873,200	Mylan, Inc.(a)(b)	15,604,084

Professional Services 1.6%
215,400	FTI Consulting, Inc.(a)(b)	9,964,404
665,200	Robert Half International, Inc.	14,853,916

		24,818,320

Real Estate Investment Trust 3.5%
2,949,700	Annaly Capital Management, Inc.	54,303,977

Semiconductors & Semiconductor Equipment 4.6%
518,700	Altera Corp.(a)	10,908,261
728,595	Broadcom Corp. (Class A Stock)(a)(b)	21,274,974
736,700	Marvell Technology Group Ltd.(a)(b)	11,359,914
836,900	Maxim Integrated Products, Inc.(a)	14,729,440
581,300	Xilinx, Inc.	13,160,632

		71,433,221

Software 5.8%
273,200	Adobe Systems, Inc.(b)	9,583,856
986,500	Check Point Software Technologies(a)(b)	31,163,535
290,800	McAfee, Inc.(a)(b)	11,094,020
860,100	Nuance Communications, Inc.(a)(b)	13,064,919
409,218	Sybase, Inc.(a)(b)	16,466,932
413,000	Symantec Corp.(b)	7,330,750

		88,704,012

Specialty Retail 6.1%
416,700	Bed Bath & Beyond, Inc.(b)	15,567,912
783,300	GameStop Corp. (Class A Stock)(a)(b)	19,120,353
411,900	Guess?, Inc.	15,260,895
458,535	Ross Stores, Inc.(a)	20,166,369
615,100	TJX Cos., Inc.	23,607,538

		93,723,067

Textiles, Apparel & Luxury Goods 1.1%
428,100	Phillips-Van Heusen Corp.	17,124,000

Wireless Telecommunication Services 8.5%
826,600	American Tower Corp. (Class A Stock)(b)	33,824,472
1,190,950	Crown Castle International Corp.(b)	43,695,956
1,772,190	NII Holdings, Inc.(b)	52,811,262

		130,331,690

	TOTAL LONG-TERM INVESTMENTS (cost $1,197,305,431)	1,480,860,008

SHORT-TERM INVESTMENT 25.5%
Affiliated Money Market Mutual Fund

393,292,083	Dryden Core Investment Fund - Taxable Money Market Series (cost $393,292,083; includes $323,916,177 of cash collateral received for securities on loan)(c)(d)	393,292,083

	TOTAL INVESTMENTS 121.5% (cost $1,590,597,514)(e)	1,874,152,091
	Liabilities in excess of other assets (21.5%)	(332,051,618)

	NET ASSETS 100.0%	$1,542,100,473

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $313,904,218; cash collateral of $323,916,177 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,629,027,382	$250,326,676	$(5,201,967)	$245,124,709

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,480,860,008	$—	$—
Affiliated Money Market Mutual Fund	393,292,083	—	—

	1,874,152,091	—	—
Other Financial Instruments*	—	—	—

Total	$1,874,152,091	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2009 and November 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.